UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-7303

Global Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	August 31

Date of Reporting Period:	November 30, 2007

Item 1. Schedule of Investments

Global Growth Portfolio	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 1.1%
Ceradyne, Inc. (1)	24,800	$1,226,112
		$1,226,112
Auto Components — 0.2%
Aisin Seiki Co., Ltd.	6,000	$243,235
		$243,235
Automobiles — 0.4%
Toyota Motor Corp.	8,000	$454,351
		$454,351
Beverages — 1.9%
Diageo PLC ADR	5,000	$452,900
Fomento Economico Mexicano SA de C.V. ADR	21,000	680,400
Heineken Holding NV	6,500	366,320
InBev NV	6,000	527,445
		$2,027,065
Biotechnology — 0.6%
Genzyme Corp. (1)	8,000	$599,440
		$599,440
Capital Markets — 2.1%
Invesco PLC ADR (2)	17,000	$446,250
LYXOR ETF CAC 40	6,000	500,948
Merrill Lynch & Co., Inc.	10,000	599,400
UBS AG	15,000	762,125
		$2,308,723
Chemicals — 1.5%
Agrium, Inc.	12,000	$694,080
BASF AG ADR	4,500	626,355
Makhteshim-Agan Industries, Ltd. (1)	32,000	272,843
		$1,593,278
Commercial Banks — 5.2%
Anglo Irish Bank Corp. PLC	16,000	$279,292
Australia and New Zealand Banking Group, Ltd.	15,000	375,249

Banco Bilbao Vizcaya Argentaria SA ADR	20,000	$496,800
Banco Itau Holding Financeira SA ADR	9,484	261,189
Banco Santander Central Hispano SA ADR (2)	47,000	1,006,740
Bank of Ireland	18,000	286,579
Barclays PLC ADR	10,400	482,144
BNP Paribas SA	4,500	508,929
DBS Group Holdings, Ltd.	53,000	737,976
Erste Bank der oesterreichischen Sparkassen AG	5,500	400,951
Societe Generale	2,200	340,011
Woori Finance Holdings Co., Ltd. ADR (2)	6,050	357,555
		$5,533,415
Commercial Services & Supplies — 0.5%
Manpower, Inc.	8,200	$501,020
		$501,020
Communications Equipment — 2.4%
BigBand Networks, Inc. (1)	238	$1,426
Nokia Oyj ADR	22,000	865,260
Research In Motion, Ltd. (1) (2)	14,892	1,695,007
		$2,561,693
Computer Peripherals — 2.0%
3PAR, Inc. (1) (2)	495	$7,009
Apple, Inc. (1)	2,600	473,772
Brocade Communications Systems, Inc. (1)	162,000	1,180,980
Lenovo Group, Ltd.	530,000	473,998
		$2,135,759
Construction & Engineering — 2.7%
Foster Wheeler, Ltd. (1)	15,500	$2,309,500
Vinci SA	8,000	637,509
		$2,947,009
Construction Materials — 0.4%
Lafarge Malayan Cement BHD	270,000	$424,295
		$424,295
Consumer Finance — 0.6%
Orix Corp.	3,000	$621,007
		$621,007
Containers & Packaging — 0.9%
Owens-Illinois, Inc. (1) (2)	21,000	$942,690
		$942,690

Diversified Financial Services — 1.0%
ING Groep NV ADR	28,400	$1,101,352
		$1,101,352
Diversified Telecommunication Services — 3.3%
BT Group PLC ADR	12,000	$706,440
France Telecom SA ADR	31,000	1,176,450
Koninklijke KPN NV	48,000	885,484
Maxcom Telecomunicaciones SAB de CV ADR (1) (2)	9,308	151,348
Telefonica SA	17,000	571,410
		$3,491,132
Electric Utilities — 2.4%
E. ON AG ADR	18,600	$1,262,940
Enel SPA (2)	60,000	720,783
Scottish and Southern Energy PLC	17,000	555,663
		$2,539,386
Electrical Equipment — 2.1%
ABB, Ltd. ADR	31,000	$910,780
JA Solar Holdings Co., Ltd. ADR (1)	20,500	1,216,470
Solaria Energia y Medio Ambiente SA (1)	4,839	145,017
		$2,272,267
Electronic Equipment & Instruments — 0.5%
Ibiden Co., Ltd.	6,300	$498,106
		$498,106
Energy Equipment & Services — 2.1%
Acergy SA ADR	38,500	$816,970
Diamond Offshore Drilling, Inc.	12,500	1,455,375
		$2,272,345
Food & Staples Retailing — 1.0%
Shoppers Drug Mart Corp.	14,200	$779,324
Susser Holdings Corp. (1)	11,721	276,381
		$1,055,705
Food Products — 1.1%
Nestle SA	2,400	$1,157,510
		$1,157,510

Gas Utilities — 0.2%
Samchully Co., Ltd.	1,000	$217,747
		$217,747
Health Care Providers & Services — 0.6%
Henry Schein, Inc. (1) (2)	10,200	$603,330
		$603,330
Health Services — 0.5%
Healthways, Inc. (1)	9,700	$566,189
		$566,189
Hotels, Restaurants & Leisure — 0.3%
Cheesecake Factory, Inc. (1) (2)	12,500	$291,125
		$291,125
Household Durables — 0.6%
Garmin, Ltd. (2)	5,700	$611,895
		$611,895
Household Products — 0.6%
Energizer Holdings, Inc. (1)	5,600	$636,328
		$636,328
Industrial Conglomerates — 1.4%
Keppel Corp., Ltd.	160,000	$1,491,348
		$1,491,348
Insurance — 1.3%
Axa ADR	27,200	$1,111,120
Muenchener Rueckversicherungs-Gesellschaft AG	1,500	274,706
		$1,385,826
Internet & Catalog Retail — 1.9%
Priceline.com, Inc. (1) (2)	17,600	$2,002,880
		$2,002,880
Internet Software & Services — 3.9%
Ariba, Inc. (1)	52,688	$625,407
DealerTrack Holdings, Inc. (1)	12,418	528,262
Equinix, Inc. (1) (2)	3,000	312,330
Google Inc., Class A (1)	2,447	1,695,771
SAVVIS, Inc. (1) (2)	15,000	480,600
Switch & Data Facilities Co., Inc. (1) (2)	17,035	323,495
VeriSign, Inc. (1) (2)	6,000	245,400
		$4,211,265

IT Services — 2.6%
Affiliated Computer Services, Inc., Class A (1)	16,000	$671,360
Euronet Worldwide, Inc. (1) (2)	21,500	704,340
MasterCard, Inc., Class A (2)	6,950	1,394,518
		$2,770,218
Machinery — 2.4%
Atlas Copco AB, Class B	41,000	$561,680
Flowserve Corp.	5,900	555,131
Komatsu, Ltd.	32,000	981,302
Titan International, Inc. (2)	17,000	466,820
		$2,564,933
Marine — 0.6%
American Commercial Lines, Inc. (1)	18,000	$313,020
Cosco Corp., Ltd.	65,000	319,989
		$633,009
Media — 0.6%
Central European Media Enterprises, Ltd., Class A (1)	1,214	$133,188
CTC Media, Inc. (1)	1,027	24,710
Live Nation, Inc. (1) (2)	8,400	112,728
Tribune Co.	1,224	37,993
Virgin Media, Inc. (2)	18,000	342,000
		$650,619
Metals & Mining — 10.5%
Anglo American PLC ADR	19,110	$643,816
BHP Billiton, Ltd.	8,000	305,391
Century Aluminum Co. (1)	5,200	298,168
Companhia Vale do Rio Doce ADR (2)	48,000	1,388,640
Companhia Vale do Rio Doce ADR	7,800	269,724
Gammon Gold, Inc. (1) (2)	200,342	1,482,531
Golden Star Resources, Ltd. (1)	214,000	646,280
Harry Winston Diamond Corp.	4,836	179,899
IAMGOLD Corp.	61,000	522,770
JSC MMC Norilsk Nickel ADR (2)	2,300	671,600
Patriot Coal Corp. (1)	610	20,624
Rio Tinto PLC ADR (2)	4,400	2,056,912
Roca Mines, Inc. (1) (2)	41,254	121,335
Silver Wheaton Corp. (1) (2)	39,900	597,303
Teck Cominco, Ltd., Class B	10,000	382,100
Thompson Creek Metals Co., Inc. (1)	83,298	1,664,127
Western Copper Corp. (1)	32,000	36,495
		$11,287,715

Multi-Utilities — 1.1%
RWE AG	8,400	$1,151,263
		$1,151,263
Office Electronics — 0.9%
Canon, Inc.	17,350	$916,733
		$916,733
Oil and Gas-Equipment and Services — 0.1%
Sandridge Energy, Inc. (1) (2)	4,908	$155,829
		$155,829
Oil, Gas & Consumable Fuels — 9.1%
Arch Coal, Inc.	7,218	$273,273
CNX Gas Corp. (1)	11,000	338,800
ConocoPhillips	11,900	952,476
CONSOL Energy, Inc.	4,640	275,059
Hess Corp.	30,700	2,186,454
Massey Energy Co.	19,293	654,997
Nexen, Inc.	16,000	454,400
Peabody Energy Corp.	11,316	629,622
Petroleo Brasileiro SA ADR	12,000	974,040
Quicksilver Resources, Inc. (1) (2)	17,000	860,200
Sibir Energy PLC	25,000	282,098
StatoilHydro ASA ADR (2)	13,795	445,854
Total SA ADR	18,000	1,456,560
		$9,783,833
Personal Products — 0.1%
Herbalife, Ltd.	1,621	$67,871
		$67,871
Pharmaceuticals — 4.5%
Abbott Laboratories	8,400	$483,084
Adams Respiratory Therapeutics, Inc. (1) (2)	5,000	215,700
Elan Corp. PLC ADR (1) (2)	52,000	1,197,560
Ipsen SA	4,100	233,499
Novartis AG ADR	8,000	452,160
Roche Holding AG	5,000	957,809
Shire PLC ADR	17,900	1,270,005
		$4,809,817
Real Estate Investment Trusts (REITs) — 2.5%
Annaly Capital Management, Inc.	145,886	$2,510,698
MFA Mortgage Investments, Inc.	18,904	165,977
		$2,676,675

Semiconductors & Semiconductor Equipment — 2.9%
Atheros Communications, Inc. (1)	23,800	$701,862
Cavium Networks, Inc. (1) (2)	480	12,312
Intersil Corp., Class A	21,000	523,740
Marvell Technology Group, Ltd. (1)	18,000	268,920
MEMC Electronic Materials, Inc. (1)	20,900	1,621,422
		$3,128,256
Software — 3.5%
Glu Mobile, Inc. (1)	1,000	$5,460
i2 Technologies, Inc. (1) (2)	19,000	307,420
Nintendo Co., Ltd.	4,500	2,767,923
UbiSoft Entertainment SA (1)	8,000	697,927
		$3,778,730
Textiles, Apparel & Luxury Goods — 1.2%
Crocs, Inc. (1) (2)	27,700	$1,081,131
Stella International Holdings, Ltd.	100,000	215,820
		$1,296,951
Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	17,000	$258,740
		$258,740
Tobacco — 2.7%
British American Tobacco PLC	15,000	$582,650
Loews Corp. - Carolina Group	26,435	2,351,393
		$2,934,043
Trading Companies & Distributors — 0.8%
Mitsubishi Corp.	30,000	$872,608
		$872,608
Wireless Telecommunication Services — 4.7%
Bouygues SA	3,000	$269,441
China Mobile, Ltd. ADR	7,500	687,450
Millicom International Cellular SA (1) (2)	8,600	1,025,808
NII Holdings, Inc., Class B (1)	10,364	571,678
Philippine Long Distance Telephone Co. ADR	10,000	726,300

Turkcell Iletisim Hizmetleri AS ADR	50,000	$1,367,000
Vodafone Group PLC ADR	12,000	447,000
		$5,094,677
Total Common Stocks (identified cost $79,834,077)		$105,357,348

Short-Term Investments — 24.7%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.011% (3) (4)	$22,350	$22,349,787
Investment in Cash Management Portfolio, 4.52% (3)	4,150	4,149,964
Total Short-Term Investments (identified cost $26,499,750)		$26,499,751
Total Investments — 123.0% (identified cost $106,333,827)		$131,857,099
Other Assets, Less Liabilities — (23.0)%		$(24,692,868)
Net Assets — 100.0%		$107,164,231

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		All or a portion of these securities were on loan at November 30, 2007.
(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of  November 30, 2007. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Porfolio for the fiscal year to date ended November 30, 2007 were $284,464 and $44,998, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of November 30, 2007.  Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of  November 30, 2007, the Portfolio loaned securities having a market value of $22,447,680 and received $21,666,084 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	60.1%	$64,400,982
Canada	8.4	9,075,752
United Kingdom	7.4	7,925,878
Japan	6.9	7,355,265
France	6.4	6,932,394
Switzerland	3.9	4,240,384
Germany	3.1	3,315,264
Brazil	2.7	2,893,593
Bermuda	2.5	2,711,608
China	2.4	2,593,738
Singapore	2.4	2,549,313
Netherlands	2.2	2,353,156
Spain	2.1	2,219,967
Ireland	1.6	1,763,431
Turkey	1.3	1,367,000
Norway	1.2	1,262,824
Luxembourg	1.0	1,025,808
Finland	0.8	865,260
Mexico	0.8	831,748
Philippines	0.7	726,300
Italy	0.7	720,783
Australia	0.6	680,640
Russia	0.6	671,600
Cayman Islands	0.6	611,895
Republic of Korea	0.5	575,302
Sweden	0.5	561,680
Belgium	0.5	527,445
Malaysia	0.4	424,295
Austria	0.4	400,951
Israel	0.3	272,843
	123.0%	$131,857,099

The Portfolio did not have any open financial instruments at November 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$106,471,028
Gross unrealized appreciation	$27,737,400
Gross unrealized depreciation	(2,351,329)
Net unrealized appreciation	$25,386,071

The net unrealized appreciation on foreign currency transactions, including foreign capital gain taxes, at November 30, 2007 on a federal income tax basis was $13,344.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	January 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	January 18, 2008

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	January 18, 2008